Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Oil and gas producing properties	$ 25,523,854	$ 21,771,025
Less: Accumulated depreciation and depletion	7,508,178	5,866,418
Net oil and gas producing properties	18,015,676	15,904,607
Other properties, at cost less accumulated depreciation	403,244	149,658
Net property, plant and equipment	$ 18,418,920	$ 16,054,265